Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000230314 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230314 | Commercial Metals Company
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230314 | Suncor Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230314 | Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230314 | Sanofi - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230314 | Open Text Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230314 | Alamos Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230314 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230314 | Kenvue, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230314 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230314 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000230314 | Long_Equity
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230314 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230314 | Long_Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230314 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000230314 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000230314 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000230314 | Long_Materials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000230314 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000230314 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000230314 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000230314 | Short_Commodity
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000230314 | Short_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000230314 | Short_Equity Option
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000230314 | Short_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000230314 | Short_Materials
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000230314 | Short_Energy
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000230314 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000230314 | Short_Equity
Holdings [Line Items]
Percent of Net Asset Value	(28.90%)
C000230311 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230311 | Commercial Metals Company
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230311 | Suncor Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230311 | Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230311 | Sanofi - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230311 | Open Text Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230311 | Alamos Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230311 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230311 | Kenvue, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230311 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230311 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000230311 | Long_Equity
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230311 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230311 | Long_Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230311 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000230311 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000230311 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000230311 | Long_Materials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000230311 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000230311 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000230311 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000230311 | Short_Commodity
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000230311 | Short_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000230311 | Short_Equity Option
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000230311 | Short_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000230311 | Short_Materials
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000230311 | Short_Energy
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000230311 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000230311 | Short_Equity
Holdings [Line Items]
Percent of Net Asset Value	(28.90%)
C000230312 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230312 | Commercial Metals Company
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230312 | Suncor Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230312 | Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230312 | Sanofi - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230312 | Open Text Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230312 | Alamos Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230312 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230312 | Kenvue, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230312 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230312 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000230312 | Long_Equity
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230312 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230312 | Long_Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230312 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000230312 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000230312 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000230312 | Long_Materials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000230312 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000230312 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000230312 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000230312 | Short_Commodity
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000230312 | Short_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000230312 | Short_Equity Option
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000230312 | Short_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000230312 | Short_Materials
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000230312 | Short_Energy
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000230312 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000230312 | Short_Equity
Holdings [Line Items]
Percent of Net Asset Value	(28.90%)
C000230313 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230313 | Commercial Metals Company
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230313 | Suncor Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230313 | Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230313 | Sanofi - ADR
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230313 | Open Text Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230313 | Alamos Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230313 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230313 | Kenvue, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230313 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230313 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000230313 | Long_Equity
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230313 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230313 | Long_Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230313 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000230313 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000230313 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000230313 | Long_Materials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000230313 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000230313 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000230313 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000230313 | Short_Commodity
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000230313 | Short_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000230313 | Short_Equity Option
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000230313 | Short_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000230313 | Short_Materials
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000230313 | Short_Energy
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000230313 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000230313 | Short_Equity
Holdings [Line Items]
Percent of Net Asset Value	(28.90%)
C000230318 | 46817M107 | Jackson Financial, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230318 | 12621E103 | CNO Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230318 | 72147K108 | Pilgrim's Pride Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230318 | 534187109 | Lincoln National Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230318 | 302491303 | FMC Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230318 | 094235108 | Bloomin' Brands, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230318 | 431284108 | Highwoods Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230318 | 719405102 | Photronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230318 | 24665A103 | Delek US Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230318 | 197236102 | Columbia Banking System, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230318 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230318 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230318 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230318 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000230318 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000230318 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000230318 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000230318 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000230318 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000230318 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%
C000230315 | 46817M107 | Jackson Financial, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230315 | 12621E103 | CNO Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230315 | 72147K108 | Pilgrim's Pride Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230315 | 534187109 | Lincoln National Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230315 | 302491303 | FMC Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230315 | 094235108 | Bloomin' Brands, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230315 | 431284108 | Highwoods Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230315 | 719405102 | Photronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230315 | 24665A103 | Delek US Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230315 | 197236102 | Columbia Banking System, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230315 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230315 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230315 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230315 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000230315 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000230315 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000230315 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000230315 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000230315 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000230315 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%
C000230316 | 46817M107 | Jackson Financial, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230316 | 12621E103 | CNO Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230316 | 72147K108 | Pilgrim's Pride Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230316 | 534187109 | Lincoln National Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230316 | 302491303 | FMC Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230316 | 094235108 | Bloomin' Brands, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230316 | 431284108 | Highwoods Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230316 | 719405102 | Photronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230316 | 24665A103 | Delek US Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230316 | 197236102 | Columbia Banking System, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230316 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230316 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230316 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230316 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000230316 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000230316 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000230316 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000230316 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000230316 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000230316 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%
C000230317 | 46817M107 | Jackson Financial, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230317 | 12621E103 | CNO Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230317 | 72147K108 | Pilgrim's Pride Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230317 | 534187109 | Lincoln National Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230317 | 302491303 | FMC Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230317 | 094235108 | Bloomin' Brands, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230317 | 431284108 | Highwoods Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230317 | 719405102 | Photronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230317 | 24665A103 | Delek US Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230317 | 197236102 | Columbia Banking System, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230317 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230317 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230317 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230317 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000230317 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000230317 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000230317 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000230317 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000230317 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000230317 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%